Share based compensation - Activities of company's RSUs (Details) - RSUs $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($) $ / shares shares
Number of RSUs
Outstanding at the beginning (in shares) | shares	11,863,038
Granted (new RSUs) (in shares) | shares	214,500
Forfeited (in shares) | shares	(22,587)
Exercised (in shares) | shares	(4,203,626)
Outstanding at the end (in shares) | shares	7,851,325
Exercisable (in shares) | shares	7,105,155
Weighted Average Exercise Price
Outstanding at the beginning (in USD per share)	$ 0.31
Granted (new RSUs) (in USD per share)	0
Forfeited (in USD per share)	0
Exercised (in USD per share)	0.07
Outstanding at the end (in USD per share)	0.43
Exercisable (in USD per share)	0.51
Weighted Average Fair value at grant date
Outstanding at the beginning (in USD per share)	4.04
Granted (new RSUs) (in USD per share)	1.12
Forfeited (in USD per share)	2.02
Exercised (in USD per share)	7.31
Outstanding at the end (in USD per share)	4.13
Exercisable (in USD per share)	$ 3.12
Weighted remaining contractual years
Outstanding (in years)	7 years 3 months
Exercisable (in years)	7 years 5 months 26 days
Aggregate intrinsic value
Outstanding | $	$ 18,193
Exercisable | $	$ 15,962